Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments	Dec. 31, 2015 MXN ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 13,508	$ 7,816	$ 6,345
Share purchase plan
Share-based payments
Shares outstanding	820,088	618,048	617,001
Compensation expense recorded in the consolidated statement of operations | $	$ 13,508	$ 7,816	$ 6,018
Forfeited during the year		(86,419)
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	353,457
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	284,200
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	182,431